Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (1)	Value of Initial Fixed $100 Investment Based On:		Net Income ($000s)	Diluted Earnings Per Share
					TSR	Peer Group TSR
2022	$4,160,216	$4,835,417	$1,766,407	$1,995,112	$108	$111	$203,043	$5.31
2021	$2,450,066	$3,099,999	$1,045,830	$1,276,627	$102	$130	$133,055	$3.86
2020	$1,556,996	$1,165,813	$776,407	$621,177	$74	$93	$74,384	$2.76

Named Executive Officers, Footnote [Text Block]	Our CEO, Mr. Lally, was the Company’s principal executive officer (“PEO”) for each year. NEOs for each year include Messrs. Turner, Goodman and Bauche and Ms. Iannacone.
Peer Group Issuers, Footnote [Text Block]	The peer group is the S&P Regional Banks Select Industry Index.
PEO Total Compensation Amount	$ 4,160,216	$ 2,450,066	$ 1,556,996
PEO Actually Paid Compensation Amount	$ 4,835,417	3,099,999	1,165,813
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation actually paid is detailed in the table below:

	Compensation Actually Paid to PEO			Average Compensation Actually Paid to Non-PEO NEOs
	2022	2021	2020	2022	2021	2020
Total compensation in the Summary Compensation Table	$4,160,216	$2,450,066	$1,556,996	$1,766,407	$1,045,830	$776,407
Deduction for stock award values included in the Summary Compensation Table	(2,080,526)	(777,478)	(405,101)	(904,799)	(270,804)	(141,725)
Deduction for stock option values included in the Summary Compensation Table	(299,997)	(221,873)	—	(98,125)	(77,282)	—
Addition for the fair value as of the end of the year of awards granted during the year that are outstanding and unvested at the end of the year	2,825,436	1,370,239	311,273	1,151,323	477,273	108,899
Change in fair value as of the end of the year, from the end of the prior year, of any awards granted in any prior year that are outstanding and unvested as of the end of the year	168,262	269,631	(149,253)	58,608	94,328	(55,701)
Change in fair value as of the vesting date, from the end of the prior year, of awards granted in a prior year that vested in the current year	62,026	87,429	(148,102)	21,698	34,388	(66,703)
Subtraction for the prior year fair value of awards granted in a prior year that failed to meet the applicable vesting conditions during the year	—	(78,015)	—	—	(27,106)	—
Compensation Actually Paid	$4,835,417	$3,099,999	$1,165,813	$1,995,112	$1,276,627	$621,177

Non-PEO NEO Average Total Compensation Amount	$ 1,766,407	1,045,830	776,407
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,995,112	1,276,627	621,177
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation actually paid is detailed in the table below:

	Compensation Actually Paid to PEO			Average Compensation Actually Paid to Non-PEO NEOs
	2022	2021	2020	2022	2021	2020
Total compensation in the Summary Compensation Table	$4,160,216	$2,450,066	$1,556,996	$1,766,407	$1,045,830	$776,407
Deduction for stock award values included in the Summary Compensation Table	(2,080,526)	(777,478)	(405,101)	(904,799)	(270,804)	(141,725)
Deduction for stock option values included in the Summary Compensation Table	(299,997)	(221,873)	—	(98,125)	(77,282)	—
Addition for the fair value as of the end of the year of awards granted during the year that are outstanding and unvested at the end of the year	2,825,436	1,370,239	311,273	1,151,323	477,273	108,899
Change in fair value as of the end of the year, from the end of the prior year, of any awards granted in any prior year that are outstanding and unvested as of the end of the year	168,262	269,631	(149,253)	58,608	94,328	(55,701)
Change in fair value as of the vesting date, from the end of the prior year, of awards granted in a prior year that vested in the current year	62,026	87,429	(148,102)	21,698	34,388	(66,703)
Subtraction for the prior year fair value of awards granted in a prior year that failed to meet the applicable vesting conditions during the year	—	(78,015)	—	—	(27,106)	—
Compensation Actually Paid	$4,835,417	$3,099,999	$1,165,813	$1,995,112	$1,276,627	$621,177

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid versus Cumulative TSR
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid versus Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid versus EPS
Tabular List [Table Text Block]

Important Financial Performance Measures
Earnings per share
Loan growth (excluding PPP)
Return on average tangible common equity
Nonperforming assets to total assets

Total Shareholder Return Amount	$ 108	102	74
Peer Group Total Shareholder Return Amount	111	130	93
Net Income (Loss)	$ 203,043,000	$ 133,055,000	$ 74,384,000
Company Selected Measure Amount | $ / shares	5.31	3.86	2.76
PEO Name	Mr. Lally
Additional 402(v) Disclosure [Text Block]	Our pay for performance philosophy results in a significant portion of total compensation for the NEOs being comprised of performance-based awards with both short and long-term targets. The financial performance metrics used in the performance awards are selected by the Compensation Committee to align compensation with shareholder interests and long-term value creation, while ensuring a competitive wage as compared to our peers. This has resulted in an increasing level of compensation at-risk for the NEOs. In 2022, our CEOs and other NEOs total compensation included 80% and 75%, respectively, that was at risk. This compares to 70% and 62% of at-risk total compensation for our CEO and other NEOs, respectively, over the past three years.
Compensation actually paid to our NEOs includes the end-of-year fair value of awards granted during the year, changes in the fair value of awards granted in prior fiscal years, and other changes related to forfeited awards.

Select items that impacted compensation actually paid and our financial measures in the table and graph above include:
•In 2020, the Company increased its allowance for credit losses due to the heightened risk to the economy and its customers because of the COVID-19 pandemic. The Company also completed an acquisition at the end of 2020, which increased the provision for credit losses and merger expense. These activities resulted in a decline in net income and EPS when compared to 2019. STIP payouts were above target, but below exceptional, and the three-year cumulative LTIP performance payouts were at 119% of target out of a maximum award of 200%. Equity markets were volatile in 2020 due to the pandemic and both the Company’s stock and the peer index had a negative return. The negative total shareholder return in 2020 reduced a portion of the LTIP award that uses this metric in the performance criteria to 29% of the targeted amount.
•In 2021, the Company completed another acquisition that resulted in additional provision for credit losses and merger expenses for the year. The Company also closed certain branch locations and recognized a related impairment charge. In support of its customers, the Company was an active participant in the Paycheck Protection Program that generated additional interest and fee income on loans. The total shareholder return for the both the Company and the peer index rebounded in 2021 with double digit returns. STIP payouts in 2021 were above target but below exceptional levels and the three-year cumulative LTIP performance payouts were at 59% of target out of a maximum award of 200%. No LTIP shares were awarded based on the three-year cumulative total shareholder return in 2021.
	•In 2022, rising interest rates benefited the Company’s asset-sensitive balance sheet, resulting in an increase to net income and EPS. The Company’s total shareholder return increased in 2022, while the peer index declined. STIP payouts in 2022 were at the exceptional level and LTIP performance awards were at 132% of the aggregate target level. As noted in the compensation discussion and analysis, the NEOs also received a one-time Special Award in 2022 to increase retention.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Earnings per share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Loan growth (excluding PPP)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Return on average tangible common equity
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Nonperforming assets to total assets
PEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,080,526)	$ (777,478)	$ (405,101)
PEO [Member] | Stock Option Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(299,997)	(221,873)	0
PEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,825,436	1,370,239	311,273
PEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	168,262	269,631	(149,253)
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	62,026	87,429	(148,102)
PEO [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(78,015)	0
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(904,799)	(270,804)	(141,725)
Non-PEO NEO [Member] | Stock Option Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(98,125)	(77,282)	0
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,151,323	477,273	108,899
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	58,608	94,328	(55,701)
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	21,698	34,388	(66,703)
Non-PEO NEO [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (27,106)	$ 0